Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2016
Accounting Policies [Abstract]
Asset Acquired and Liabilities Assumed on Acquisition

Acquisitions are aggregated by year of purchase in the following table:

	Fiscal 2016 Acquisitions			Fiscal 2015 Acquisitions
(In thousands)	Weighted-Average Intangible Asset Amortization Life (In Years)	Total		Weighted-Average Intangible Asset Amortization Life (In Years)	Total
Current assets		$20,094			$27,533
Property, plant and equipment		4,771			11,506
Goodwill	N/A	29,762		N/A	27,833
Tradenames - indefinite lives	N/A	-		N/A	7,209
Other intangible assets	9	18,441		14	26,781
Other long-term assets		27			202
Total Assets Acquired		$73,095			$101,064
Liabilities assumed		(21,379)			(28,363)
Net Assets Acquired		$51,716	(1)		$72,701	(2)

(1)	Figure includes cash acquired of $6.5 million.
(2)	Figure includes cash acquired of $2.8 million.

Property, Plant and Equipment
May 31,	2016	2015
(In thousands)
Land	$60,223	$58,555
Buildings and leasehold improvements	363,036	349,682
Machinery and equipment	921,571	850,067
Total property, plant and equipment, at cost	1,344,830	1,258,304
Less: allowance for depreciation and amortization	715,377	668,658
Property, plant and equipment, net	$629,453	$589,646

Useful Lives

Depreciation is computed primarily using the straight-line method over the following ranges of useful lives:

Land improvements	3 to 40 years
Buildings and improvements	1 to 50 years
Machinery and equipment	1 to 32 years

Major Classes of Inventories

Inventories were composed of the following major classes:

May 31,	2016	2015
(In thousands)
Raw material and supplies	$227,900	$235,649
Finished goods	457,918	438,556
Total Inventory	$685,818	$674,205

Investment (Income), Net

Investment (income), net, consists of the following components:

Year Ended May 31,	2016	2015	2014
(In thousands)
Interest (income)	$(5,975)	$(8,304)	$(6,327)
(Gain) on sale of marketable securities	(6,457)	(8,692)	(7,353)
Other-than-temporary impairment on securities	3,811	22	161
Dividend (income)	(1,744)	(1,603)	(2,196)
Investment (income), net	$(10,365)	$(18,577)	$(15,715)

Other Expense (Income), Net

Other expense (income), net, consists of the following components:

Year Ended May 31,	2016	2015	2014
(In thousands)
Royalty expense (income), net	$2,039	$(1,843)	$(1,195)
Loss on litigation settlement	9,300	-	-
(Gain) on remeasurement of joint venture ownership	(7,972)	-	-
(Income) loss related to unconsolidated equity affiliates	(2,080)	(2,023)	(2,888)
Other expense (income), net	$1,287	$(3,866)	$(4,083)